Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2020
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Subsidiary Entities and Subsidiary Companies
NOTE 5.	SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
As of December 31, 2020 and 2019, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and Pemex Fertilizers. Former Subsidiary Entities Pemex Drilling and Services and Pemex Ethylene were also consolidated in these financial statements until June 30, 2019 and Pemex Cogeneration and Services was also consolidated in these financial statements until July 27, 2018.
As of December 31, 2020 and 2019, the consolidated Subsidiary Companies are as follows:

•	PEP Marine DAC (PEP DAC) (vii)(x)

•	P.M.I. Services B.V. (PMI SHO) (i)(iv)

•	P.M.I. Holdings B.V. (PMI HBV) (i)(ix)(xiv)

•	P.M.I. Trading DAC (PMI Trading) (i)(ix)(xiii)

•	P.M.I. Holdings Petróleos España, S. L. (HPE) (i)(ix)(x)

•	P.M.I. Services North America, Inc. (PMI SUS) (i)(ix)(xii)

•	P.M.I. Norteamérica, S.A. de C.V. (PMI NASA) (i)(ix) (x)

•	P.M.I. Comercio Internacional, S.A. de C.V. (PMI CIM) (i)(ii) (x)

•	PMI Campos Maduros SANMA, S. de R.L. de C.V. (SANMA) (ix) (x)

•	Pro-Agroindustria, S.A. de C.V. (AGRO) (ix) (x)

•	PTI Infraestructura de Desarrollo, S.A. de C.V. (PTI ID) (iii) (ix) (x)

•	PMI Cinturón Transoceánico Gas Natural, S.A. de C.V. (PMI CT) (i)(v)

•	PMI Transoceánico Gas LP, S.A. de C.V. (PMI TG) (i)(v)

•	P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (PMI SP) (i)(ix) (x)

•	P.M.I. Midstream del Centro, S.A. de C.V. (PMI MC) (i)(viii)

•	Pemex Procurement International, Inc. (PPI) (ix)(xii)

•	Hijos de J. Barreras, S. A. (HJ BARRERAS) (ii) (vi)

•	Pemex Finance Limited (FIN) (ix)(xvi)

•	Mex Gas Internacional, S.L. (MGAS) (ix) (x)

•	Pemex Desarrollo e Inversión Inmobiliaria, S.A. de C.V. (PDII) (ix) (x)

•	Kot Insurance Company AG. (KOT) (ix)(xv)

•	PPQ Cadena Productiva, S.L. (PPQCP) (ix) (x)

•	III Servicios, S.A. de C.V. (III Servicios) (ix) (x)

•	PMI Ducto de Juárez, S. de R.L. de C.V. (PMI DJ) (i) (ix) (x)

•	PMX Fertilizantes Holding, S.A de C.V. (PMX FH) (ix) (x)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (PMX FP) (ix) (x)

•	Grupo Fertinal, S.A. de C.V. (GP FER) (ix) (x)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (COMESA) (ii) (x)

•	P.M.I Trading México, S.A. de C.V. (TRDMX) (i) (ix) (x)

•	Holdings Holanda Services, B.V. (HHS) (ix)(xiv)

i.	Member Company of the “PMI Subsidiaries”.
ii.	Non-controlling interest company (98.33% in PMI CIM and 60.0% in COMESA).
iii.	Formerly P.M.I. Infraestructura de Desarrollo, S.A. de C.V. until March 5, 2019. On May 30, 2019 these shares were transferred to Pemex Industrial Transformation.
iv.	This company was liquidated in December 2019.
v.	These companies were merged into PMI NASA in 2020.
vi.	As of May 2020, this company is not included in the consolidation (see Note 22-G).
vii.	This company was liquidated in August 2020.
viii.	This company was liquidated in April 2020.
ix.	PEMEX owns 100.0% of the interests in this Subsidiary Company
x.	Operates in México
xi.	Operates in Spain
xii.	Operates in United States of America
xiii.	Operates in Ireland
xiv.	Operates in Netherlands
xv.	Operates in Switzerland
xvi.	Operates in Cayman Islands